Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co., Ltd. CNY
Allowance for doubtful accounts receivable	$ 650,627	3,938,700	4,131,311
Payables and accrued expenses	34,907,824	211,321,494	238,594,085	11,314,921	68,497,136	63,103,923
Advances from distributors	11,641,015	70,471,207	93,468,209	11,615,690	70,317,903	93,468,209
Due to a related party	442,226	2,677,106	598,953	330,383	2,000,041
Deferred revenue	60,423,195	365,783,894	486,024,501	57,407,031	347,524,943	470,279,509
Tax payable	10,754,968	65,107,352	48,121,958	3,668,706	22,209,243	4,371,971
Unrecognized tax benefits	7,859,651	47,579,967	47,579,967	1,060,294	6,418,702	6,418,702
Deferred tax liabilities	$ 55,622,104	336,719,532	112,282,639			2,500,250
Ordinary shares, par value	$ 0.0000002
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	273,110,626	273,110,626	273,110,626
Ordinary shares, outstanding	240,499,872	240,499,872	239,252,672